Other investments	12 Months Ended
Dec. 31, 2024
Other Investment [Abstract]
Other investments [Text Block]

11. Other investments

	2024	2023
	$	$
Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	6,766	17,880
Disposal	-	(3,698)
Interest capitalized (i)	-	2,134
Change in fair value (i)	343	(9,748)
Foreign exchange revaluation impact	(561)	198
Balance - December 31	6,548	6,766

Subtotal reported to next page	6,548	6,766

	2024	2023
	$	$

Subtotal from previous page	6,548	6,766

Fair value through other comprehensive income (common shares)
Balance - January 1	63,569	13,538
Acquisitions (Note 12)	-	40,000
Transfer from associates (Note 10)	-	5,407
Change in fair value	(4,778)	4,397
Disposals	(2,448)	(21)
Foreign exchange revaluation impact	(1,030)	248

Balance - December 31	55,313	63,569

Amortized cost (notes)
Balance - January 1	-	22,850
Repayments	(1,399)	-
Change in allowance for expected credit loss and write-offs (ii)	1,399	(22,850)
Reclassified from short-term investments (Note 7)	12,182	-

Balance - December 31	12,182	-

Total	74,043	70,335

Other investments comprise common shares, warrants and convertible instruments, mostly from companies publicly traded in Canada and in the United States of America, as well as loans receivable (notes) from certain associates (private companies), which were fully provisioned as at December 31, 2024 and 2023.

(i) In January 2023, a convertible secured senior note of $13.0 million (C$17.6 million) with Falco Resources Ltd. ("Falco") was amended. The accrued interest receivable of $2.1 million (C$2.9 million) was capitalized to the capital of the note and the maturity date of the note was extended to December 31, 2024. In December 2024, the convertible secured note was amended and the maturity date was extended to December 31, 2025. The Company has the ability to apply the loan or a portion of the loan against future stream payments due to the operator when certain triggering events will be met. In 2023, the Company recognized a reduction in the fair value of the convertible secured senior note of $8.6 million (C$11.6 million).

(ii) On June 30, 2023, the Company determined that the credit risk related to its loans to Stornoway Diamonds (Canada) Inc. ("Stornoway"), the operator of the Renard diamonds mine, had increased significantly since initial recognition. As a result, the Company recorded an allowance for expected credit loss of $10.0 million against the loans receivable ($8.7 million, net of income taxes) and $5.0 million related to accrued interest against the amounts receivable ($3.7 million, net of income taxes) for an aggregate expected credit loss of $15.0 million. The lifetime expected credit loss was estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate.

Cash flows expected to be received were based on the expected capacity of the borrower to repay the financial instrument, which was highly dependent on a number of factors and assumptions, including: forecast diamond prices, production levels, operating costs, internal capital investments required to maintain the operations and other factors related to mining operations.

On October 27, 2023, Stornoway announced it was temporarily suspending operations at its Renard mine and placing itself under the protection of the Companies' Creditors Arrangement Act ("CCAA"). The growing uncertainty of the diamond price in the short and medium term, coupled with the significant and sudden drop in the price of the resource on the world market, have had a major impact on Stornoway's long-term financial situation. This was in part due to the halt in the import of rough diamonds by India and by the global geopolitical climate. As a result, the Company considered the loans to be credit-impaired and, with no reasonable expectation of any material cash flow recovery, wrote-off $12.8 million ($11.1 million, net of income taxes) on September 30, 2023 to fully provision its loans, for a total of $22.9 million for the year 2023.